Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Member]
Cash and cash equivalents [Line Items]
Maximum exposure to credit risk	$ 2,494	$ 1,011
Bottom of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	1.40%	0.50%
Maturity date, short-term bank deposits, classified as cash equivalents	8 days	11 days
Top of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	3.10%	1.50%
Maturity date, short-term bank deposits, classified as cash equivalents	88 days	62 days